SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details)	3 Months Ended
Mar. 31, 2016 $ / shares shares
Options outstanding at December 31, 2015
Number outstanding | shares	756,225
Options exercisable at December 31, 2015
Number outstanding | shares	653,100
Employee Stock Option [Member] | Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 1.87
Maximum exercise price	$ 1.95
Options outstanding at December 31, 2015
Number outstanding | shares	3,550
Weighted average exercise price	$ 1.89
Weighted average remaining contractual life (in years)	7 months 17 days
Options exercisable at December 31, 2015
Number outstanding | shares	3,550
Weighted average exercise price	$ 1.89
Weighted average remaining contractual life	7 months 17 days
Employee Stock Option [Member] | Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.56
Maximum exercise price	$ 4.86
Options outstanding at December 31, 2015
Number outstanding | shares	220,300
Weighted average exercise price	$ 3.56
Weighted average remaining contractual life (in years)	2 years 5 months 1 day
Options exercisable at December 31, 2015
Number outstanding | shares	200,300
Weighted average exercise price	$ 3.60
Weighted average remaining contractual life	2 years 3 months 22 days
Employee Stock Option [Member] | Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.0
Maximum exercise price	$ 9.64
Options outstanding at December 31, 2015
Number outstanding | shares	200,625
Weighted average exercise price	$ 6.06
Weighted average remaining contractual life (in years)	3 years 2 months 23 days
Options exercisable at December 31, 2015
Number outstanding | shares	199,250
Weighted average exercise price	$ 6.03
Weighted average remaining contractual life	3 years 2 months 19 days
Employee Stock Option [Member] | Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.49
Maximum exercise price	$ 14.52
Options outstanding at December 31, 2015
Number outstanding | shares	331,750
Weighted average exercise price	$ 6.06
Weighted average remaining contractual life (in years)	3 years 8 months 5 days
Options exercisable at December 31, 2015
Number outstanding | shares	250,000
Weighted average exercise price	$ 11.33
Weighted average remaining contractual life	3 years 4 months 10 days